Goodwill and other intangible assets - Latam tower businesses, scenarios that would result in impairment (Details) - IHS Latam Group $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Disclosure of information for cash-generating units [line items]
Percentage of reasonably possible increase in discount rate	1.00%
Percentage of reasonably possible decrease in terminal growth rate	1.00%
Percentage of reasonably possible decrease in tenancy growth	15.00%
Additional impairment with reasonably possible increase in discount rate	$ 165,663
Additional impairment with reasonably possible decrease in terminal growth rate	103,808
Additional impairment with reasonably possible decrease in tenancy growth rate	$ 110,944